LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASE
Schedule of supplemental balance sheet information related to the operating lease for

	The Years Ended December 31,
	2019	2018
Right-of-use assets	$196,435	$—

Lease payment liability- current	92,230	—
Lease payment liability-non current	96,707	—
Total lease payment liability	$188,937	$—

Schedule of remaining lease terms and discount rates

Remaining lease term (years)	2.3

Discount rate	4.75%

Summary of lease expense

For the Year Ended December 31, 2019
Operating lease cost	$90,990
Short-term lease cost	16,550
Total	$107,540

Schedule of maturities of lease liabilities

2020	$97,474
2021	97,474
2022 and thereafter	—
Total lease payments	194,948
Less: imputed interest	(6,011)
Present value of lease liabilities	$188,937